UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_| is a restatement.

                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233
                      --------------

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/ Carl B. Tash                 11726 San Vicente Blvd. #600   August 15, 2005
-----------------------------    Los Angeles, CA  90049




Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT


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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:   $486,257.32 (thousands)

List of Other Included Managers:          None






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
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                                                      Form 13F INFORMATION TABLE
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
          Column 1               Column 2     Column 3     Column 4            Column 5        Column 6   Column 7      Column 8
----------------------------  --------------  --------- -------------- ---------------------  ----------  --------  ----------------
           Name of              Class Title     CUSIP   Value (x$1000)  Shrs or  SH/PRN Put/  Investment   Other    Voting authority
           Issuer                                                       prn amt.        Call  discretion  managers  Sole Shared None
----------------------------  --------------  --------- -------------- --------- ------ ----  ----------  --------  ---- ------ ----
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Acadia Rlty Tr                Com Sh Ben Int  004239109    $28,901.91  1,549,700   SH            Yes       None     sole
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American Ld Lease Inc             Com         027118108     $7,994.96    364,900   SH            Yes       None     sole
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AvalonBay Cmntys Inc              Com         053484101    $11,725.45    145,117   SH            Yes       None     sole
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Biomed Realty Trust Inc           Com         09063H107    $20,055.47    840,900   SH            Yes       None     sole
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BNP Residential Pptys Inc         Com         05564T103     $6,192.00    387,000   SH            Yes       None     sole
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Brookfield Pptys Corp             Com         112900105    $10,961.28    380,600   SH            Yes       None     sole
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Carramerica Rlty Corp             Com         144418100    $14,352.61    396,700   SH            Yes       None     sole
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Central Pkg Corp                  Com         154785109     $5,126.00    372,800   SH            Yes       None     sole
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Corporate Office Pptys Tr     Sh Ben Int New  22002T108     $5,739.81    194,900   SH            Yes       None     sole
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Corrections Corp Amer New        Com New      22025Y407     $6,421.30    163,600   SH            Yes       None     sole
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Eagle Hospitality Ppty Tr In      Com         26959T102     $7,121.29    781,700   SH            Yes       None     sole
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Equity Lifestyle Pptys Inc        Com         29472R108    $14,659.51    368,700   SH            Yes       None     sole
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Essex Ppty Tr Inc                 Com         297178105     $7,583.38     91,300   SH            Yes       None     sole
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Fairmont Hotels Resorts Inc       Com         305204109     $9,602.63    275,700   SH            Yes       None     sole
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Federal Realty Invt Tr        Sh Ben Int New  313747206    $10,602.30    179,700   SH            Yes       None     sole
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First Potomac Rlty Tr             Com         33610F109     $9,513.28    383,600   SH            Yes       None     sole
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Gottschalks Inc                   Com         383485109     $1,622.25    144,200   SH            Yes       None     sole
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Government Pptys Tr Inc           Com         38374W107     $6,474.50    666,100   SH            Yes       None     sole
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Health Care Pptys Invs Inc        Com         421915109     $1,292.51     47,800   SH            Yes       None     sole
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Home Properties Inc               Com         437306103     $7,958.70    185,000   SH            Yes       None     sole
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Host Marriott Corp New            Com         44107P104    $11,642.75    665,300   SH            Yes       None     sole
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Interstate Hotels & Resrts I      Com         46088S106     $1,453.85    296,100   SH            Yes       None     sole
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Intrawest Corporation            Com New      460915200    $26,037.70  1,081,300   SH            Yes       None     sole
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Istar Finl Inc                    Com         45031U101    $12,377.18    297,600   SH            Yes       None     sole
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Kite Rlty Group Tr                Com         49803T102    $11,760.00    784,000   SH            Yes       None     sole
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Macerich Co                       Com         554382101    $20,845.85    310,900   SH            Yes       None     sole
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Magna Entmt Corp                  CL A        559211107     $1,563.41    277,200   SH            Yes       None     sole
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MI Devs Inc                   CL A Sub Vtg    55304X104    $14,225.90    450,900   SH            Yes       None     sole
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Newcastle Invt Corp               Com         65105M108       $319.60     10,600   SH            Yes       None     sole
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Plum Creek Timber Co Inc          Com         729251108       $602.58     16,600   SH            Yes       None     sole
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Post Pptys Inc                    Com         737464107     $7,828.65    216,800   SH            Yes       None     sole
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Shurgard Storage Ctrs Inc         Com         82567D104    $10,897.12    237,100   SH            Yes       None     sole
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Simon Ppty Group Inc New          Com         828806109    $16,295.75    224,800   SH            Yes       None     sole
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Spirit Fin Corp                   Com         848568309    $10,300.05    876,600   SH            Yes       None     sole
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Starwood Hotels&Resorts Wrld  Paired CTF      85590A203     $9,078.35    155,000   SH            Yes       None     sole
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Stratus Pptys Inc                Com New      863167201       $704.47     39,577   SH            Yes       None     sole
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Sunterra Corp                    Com New      86787D208    $10,434.38    643,700   SH            Yes       None     sole
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Taubman Ctrs Inc                  Com         876664103    $32,682.08    958,700   SH            Yes       None     sole
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Vail Resorts Inc                  Com         91879Q109     $5,572.23    198,300   SH            Yes       None     sole
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Ventas Inc                        Com         92276F100     $1,467.72     48,600   SH            Yes       None     sole
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Vornado Rlty Tr               Sh Ben Int      929042109     $6,174.72     76,800   SH            Yes       None     sole
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W P Carey & Co LLC                Com         92930Y107    $69,100.08    236,000   SH            Yes       None     sole
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Washington Real Estate Invt   Sh Ben Int      939653101    $10,991.76    352,300   SH            Yes       None     sole
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                                                          $486,257.32
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